ORGANIZATION	12 Months Ended
Dec. 31, 2016
ORGANIZATION [Abstract]
ORGANIZATION
1.	ORGANIZATION

Hanwha Q CELLS Co., Ltd. (the “Company”) was incorporated under the laws of the Cayman Islands on June 12, 2006 and its principal activity is investment holding. The Group through its subsidiaries is principally engaged in the development, manufacturing and sales of photovoltaic (“PV”) products and providing services for the development and installation of ground-mounted and commercial rooftop PV systems.

On February 6, 2015, the Group acquired a 100% equity interest in Hanwha Q CELLS Investment Co., Ltd. (“Q CELLS”) and its subsidiaries from Hanwha Solar Holdings Co., Ltd. (“Hanwha Solar”), a wholly owned subsidiary of Hanwha Chemical Corporation (“Hanwha Chemical”), in an all-stock transaction (the “Transaction”) as disclosed in Note 3, Reverse Acquisition. Q CELLS was formed on September 12, 2012. Q CELLS Group’s business activities commenced in 2012 with the acquisition of the former Q Cells SE, a manufacturer of solar cells and modules, in a business combination which was completed on October 16, 2012.

Concurrent with the completion of the acquisition of Q CELLS, the Group changed its name from Hanwha SolarOne Co., Ltd. to Hanwha Q CELLS Co., Ltd. The Company together with its subsidiaries listed below are referred to as the “Group” hereinafter.

(i)	The following table sets forth information concerning the Company’s major subsidiaries as of December 31, 2016:

	Date of	Place of	Percentage of
	incorporation/	incorporation/	shareholding/
Name of the entity	establishment	establishment	ownership		Principal activities
			2016	2015
Hanwha Q CELLS Investment Co., Ltd.	September 12, 2012	Cayman Islands	100%	100%	Investment holding

Hanwha Q CELLS GmbH	May 3, 2012	Germany	100%	100%	Sales of PV products and providing system integration services / downstream business

Hanwha Q CELLS Malaysia Sdn. Bhd.	March 21, 2008	Malaysia	100%	100%	manufacturing and sales of PV products

Hanwha Q CELLS Chile SpA	March 14, 2014	Chile	100%	100%	Sales of PV products and providing system integration services / downstream business

Hanwha Q CELLS Günes Enerjisi A.Ş	March 13, 2014	Turkey	100%	100%	Sales of PV products and providing system integration services / downstream business

Hanwha Q CELLS Australia Pty Ltd.	December 14, 2009	Australia	100%	100%	Sales of PV products

	Date of	Place of	Percentage of
	incorporation/	incorporation/	shareholding/
Name of the entity	establishment	establishment	ownership		Principal activities
			2016	2015
Hanwha Q CELLS Corp.	December 19, 2014	Korea	100%	100%	Development, manufacturing and sales of PV products

Hanwha Q CELLS Hong Kong Limited	May 16, 2007	Hong Kong	100%	100%	Investment holding and international procurements/sales

Hanwha Q CELLS (Qidong) Co., Ltd.	August 27, 2004	PRC	100%	100%	Development, manufacturing and sales of PV products

Hanwha Q CELLS (Nantong) Co., Ltd.	April 15, 2011	PRC	100%	100%	Develop, manufacture and sell photovoltaic (“PV”) products to both domestic and overseas customers

Hanwha Q CELLS America Inc.	September 18, 2007	United States	100%	100%	Sales of PV products

Hanwha Q CELLS Canada Inc.	April 26, 2012	Canada	100%	100%	Sales of PV products

Hanwha SolarOne GmbH	November 1, 2015	Germany	100%	100%	Sales of PV products

Hanwha SolarOne (Shanghai) Co., Ltd.	March 29, 2006	PRC	100%	100%	Sales of PV products

Hanwha Q CELLS Technology Co., Ltd.	August 1, 2007	PRC	100%	100%	Manufacturing of silicon ingots and wafers

Hanwha Solar Electric Power Engineering Co., Ltd.	May 25, 2010	PRC	100%	100%	Providing solar systems integration services and sales of PV products

(ii)	Variable Interest Entities

The Group establishes or acquires share interest in entities which may be considered variable interest entities in the process of initiating and executing its downstream operations. The Group consolidates such variable interest entities, even if there are other variable interests in such entities, if the Group is considered the primary beneficiary of such entities.

The Group analyzes all such entities and classifies them as either (a) entities that must be consolidated because they are either not variable interest entities (“VIEs”) and the Group holds the majority voting interest, or because they are VIEs and the Group is the primary beneficiary; and (b) entities that do not need to be consolidated and are accounted for under either the equity or cost methods of accounting because they are either not VIEs and the Group holds a minority voting interest, or because they are VIEs and the Group is not the primary beneficiary.

Entities are considered VIEs if (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (ii) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns; or (iii) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor.

The Group is considered the primary beneficiary of and are required to consolidate a VIE if the Group has the power to direct the activities that most significantly impact that VIE’s economic performance, and the obligation to absorb losses or the right to receive benefits of that VIE that could potentially be significant to the VIE. If the Group is determined not to have the power to direct the activities that most significantly impact the entity, then the Group is not the primary beneficiary of the VIE.

The Group’s downstream activities typically require some form of equity investments, depending on the structure of the deal and the markets in which these activities take place.

Two entities in the U.K in which the Group held an equity interest were VIEs not subject to consolidation as the Group did not hold a majority interest in either of those companies and was not the primary beneficiary. As of December 31, 2014, the two projects in U.K. together had a carrying value of $33.6 million, consisting of $24.2 million of direct material and labor input and those general and administrative expenses allocable to the projects and $9.1 million of loans to the project companies compared to $0.3 million in 2013. These amounts constitute the maximum risk of loss to the Group as of December 31, 2014 and 2013, respectively. The Group had no equity interest in VIEs prior to 2013. These entities ceased to be VIEs when the Group acquired the controlling interest in them on March 31, 2015. These entities were subsequently wholly-owned subsidiaries and consolidated by the Group until their disposal in December 2015. The disposal of these two companies follows the accounting discussed in “Revenue Recognition” with respect to sales of solar power projects.